Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Financial Position of the Joint Venture
A condensed summary of the gross financial position and results of operations of the combined joint ventures is shown below (millions):

	December 31,
	2020	2019
Assets
Real estate properties, at fair value	$15,494.7	$17,455.8
Other assets	696.0	485.9
Total assets	$16,190.7	$17,941.7
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$4,959.6	$5,185.3
Other liabilities	250.0	256.3
Total liabilities	5,209.6	5,441.6
Total equity	10,981.1	12,500.1
Total liabilities and equity	$16,190.7	$17,941.7

Schedule of Results of Operations of the Joint Venture

	Years ended December 31,
	2020	2019	2018
Operating Revenue and Expenses
Revenues	$1,021.6	$1,126.5	$950.6
Expenses	571.9	604.1	487.1
Excess of revenues over expenses	$449.7	$522.4	$463.5